Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2013
Zhuhai Zhengdian [Member]
Summarized Income Statement Data

The summarized income statement data of Zhuhai Zhengdian is as follows:

Income statement data	Year Ended December 31,
	2011	2012(a)
	RMB	RMB
Revenues	—	—
Gross profit	—	—
Operating loss	2,150,119	3,251,349
Net loss	2,150,119	3,251,349

(a)	For the period from January 1, 2012 to May 1, 2012 (date of disposal).

Baimo and Fengmingxuan [Member]
Summarized Income Statement Data

The summarized income statement data of Baimo and Fengmingxuan is as follows:

	Year Ended December 31,
Income statement data	2011	2012
	RMB	RMB
Revenues	2,023,550	3,133,900
Gross profit	1,489,402	1,964,361
Operating loss	5,671,679	1,696,790
Net loss	5,672,640	1,686,296